DIRECT OPERATING COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Cost of sales	$ 20,276	$ 6,021	$ 5,006
Compensation	1,568	1,346	1,110
Property taxes, sales taxes and other	32	19	16
Total	$ 21,876	$ 7,386	$ 6,132